DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2018
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

28.DISCONTINUED OPERATIONS

On January 22, 2019, the Corporation sold to Quebecor Media its 4 Degrees Colocation Inc. data centers operations, which were ultimately sold to a third party on January 24, 2019 for an amount of $261.6 million fully paid in cash at the date of transaction. The determination of the final proceeds from the sale is however subject to certain adjustments based on the realization of future conditions over a period of up to 10 years. Accordingly, an estimated gain on disposal of $118.0 million will be accounted for in the first quarter of 2019, while an amount of $53.0 million from the proceeds received at the date of transaction will be deferred in connection with the estimated present value of the future conditional adjustments. The amount deferred will be revaluated on a quarterly basis and any change will be recorded in income from discontinued operations.

These discontinued operations were transferred to Quebecor Media in exchange of promissory note receivable of an amount of $261.6 million, from which $100.0 million was reimbursed subsequently in January.

The results of operations and cash flows of this business were reclassified as discontinued operations in the consolidated statement of income and cash flows as follows:

	2018	2017	2016

Revenues	$19,828	$19,778	$12,026
Expenses	(14,579)	(14,735)	(10,673)
Income taxes	(1,399)	(1,358)	(376)
Income from discontinued operations	$3,850	$3,685	$977

	2018	2017	2016

Cash flows related to operating activities	$10,473	$9,493	$3,254
Cash flows related to investing activities	(1,947)	(3,521)	(53,116)
Cash flows provided by (used in) discontinued operations	$8,526	$5,972	$(49,862)

Components of assets and liabilities classified as held for sale in the consolidated balance sheet are as follows:

2018

Current assets	$1,385
Fixed assets	72,471
Goodwill and intangible assets	21,171
Assets held for sale	95,027
Current liabilities held for sale	(6,629)
Net assets held for sale	$88,398